Accounts receivable, net	12 Months Ended
Dec. 31, 2020
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable, net
6 .	Accounts receivable, net

	As of December 31,
	2019	2020
Accounts receivable, gross	1,251,480	—
Less: allowance for doubtful accounts	—	—

Accounts receivable, net	1,251,480	—